7. INVENTORIES	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
INVENTORIES
7.	INVENTORIES

		Consolidated
	12/31/2020	12/31/2019
Finished goods	1,627,676	1,691,842
Work in progress(1)	1,358,905	1,438,868
Raw materials	1,289,653	1,493,129
Spare parts	928,158	902,135
Advances to suppliers	69,536	35,828
Provision for losses	(109,038)	(134,553)
	5,164,890	5,427,249

Classified:
Current	4,817,586	5,282,750
Non-current	347,304	144,499
	5,164,890	5,427,249

1.	Long-term iron ore inventories that will be used after the construction of the processing plant, which will produce pellet feed, In 2020, the Company defined the construction project for the new plant for processing Itabirito, which until then was considered as waste, and started to be incorporated into the long-term ore inventory.

The changes in estimated losses on inventories are as follows:

	12/31/2020	12/31/2019
Opening balance	(134,553)	(157,754)
(Estimated losses) / Reversal of inventories with low turnover and obsolescence	25,515	23,201
Closing balance	(109,038)	(134,553)

Accounting Policy

The inventory is recorded at the lower of cost and net realizable value. The cost is determined using the weighted average cost method for the purchase of raw materials. The cost of finished products and work in process comprises raw materials, labor, other direct costs (based on normal production capacity). The net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to realize the sales. Estimated losses on slow-moving or obsolete inventories are recognized when deemed necessary.